OTHER OPERATING INCOME (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Other Operating Income [Abstract]
Conciliation payment	kr 1,300	kr 0	kr 0
Exchange-rate differences	157	202	2
Other	296	218	0
Total other operating income	kr 1,753	kr 420	kr 2